11. MINERAL PROPERTY EXPLORATION COSTS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Strong Creek and Iron Mountain:
Technical Report	$ 0	$ 21,022	$ 94,141	$ 49,767
Mapping	180	0
Claims			3,642	3,255
Drilling	0	11,305	14,795	202,098
Travel	0	5,233	23,986	2,652
Aeromagnetic Survey			20,000
Lease payments	3,000	0	8,000
TOTAL	3,180	37,560	164,564	257,772
Labrador Trough:
Reconnaissance				71,335
Total Exploration Costs			$ 164,564	$ 329,107